Goodwill (Details 2)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018		Dec. 31, 2017
Reebonz Limited [Member]
StatementsLineItems [Line Items]
Principal activity		Import, export, wholesale and retail of luxury products
Country of business/incorporation		Singapore
Percentage of ownership interest		100.00%		100.00%
Draper Oakwood Technology Acquisition, Inc. [Member]
StatementsLineItems [Line Items]
Principal activity		Special purpose acquisition
Country of business/incorporation		United States of America
Percentage of ownership interest		100.00%
Reebonz Australia [Member]
StatementsLineItems [Line Items]
Principal activity	Provide marketing support and sale of luxury products	Provide marketing support and sale of luxury products
Country of business/incorporation	Australia	Australia
Percentage of ownership interest	100.00%	100.00%		100.00%
Reebonz Korea [Member]
StatementsLineItems [Line Items]
Principal activity	Import, export, wholesale, retail and rental of luxury products	Import, export, wholesale, retail and rental of luxury products	[1]
Country of business/incorporation	Korea	Korea	[1]
Percentage of ownership interest	58.40%	58.40%	[1]	49.20%	[1]
Invitree [Member]
StatementsLineItems [Line Items]
Principal activity	Sale of luxury products	Sale of luxury products
Country of business/incorporation	Korea	Korea
Percentage of ownership interest	90.00%	90.00%		90.00%

[1]	The Company is entitled to appoint and has the majority of directors who direct key activities of the entity. The Company concluded that it has control over Reebonz Korea as it has power to direct the relevant activities of Reebonz Korea and is exposed to the variable. During the year, the Group increased its shareholding in Reebonz Korea from 49.2% to 58.4%. Refer to Note 30 for further details.